Property and Equipment, Net - Schedule of Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Total property and equipment	$ 471,184	$ 316,696
Less: accumulated depreciation	(146,299)	(94,554)
Less: impairment	(73,999)
Property and equipment, net	250,886	222,142
Furniture [Member]
Total property and equipment	209,444	76,520
Electronic Equipment [Member]
Total property and equipment	214,300	190,346
Leasehold Improvement [Member]
Total property and equipment	$ 47,440	$ 49,830